Share-based Payments (Summaries of Options Granted) (Details) - Share option incentive scheme [member]	12 Months Ended
Dec. 31, 2018 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
As at 1 January	19,104,500
Exercised during the year	(9,636,900)
Forfeited during the year	(9,467,600)
As at 31 December	0